As filed with the Securities and Exchange Commission on April, 29 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2013

Date of reporting period:  February 28, 2013

WBI Absolute Return Balanced Fund
Schedule of Investments
February 28, 2013 (Unaudited)

Shares	COMMON STOCKS - 9.52%	Value
	Clothing and Clothing Accessories Stores - 1.66%
36,851	Foot Locker, Inc.	$1,259,936
	Credit Intermediation and Related Activities - 1.65%
15,197	Toronto-Dominion Bank (a)	1,250,561
	Food and Beverage Stores - 3.23%
102,479	Safeway, Inc.	2,445,149
	Miscellaneous Manufacturing - 1.70%
14,278	Rockwell Automation, Inc.	1,289,874
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.28%
23,534	Waddell & Reed Financial, Inc. - Class A (d)	965,365

	TOTAL COMMON STOCKS (Cost $5,984,312)	7,210,885

	EXCHANGE-TRADED FUNDS - 38.84%
38,632	iShares Barclays 7-10 Year Treasury Bond Fund	4,139,805
73,819	iShares Floating Rate Note ETF	3,740,409
85,457	iShares iBoxx $ Investment Grade Corporate Bond Fund	10,283,041
31,556	iShares JP Morgan USD Emerging Markets Bond Fund	3,760,529
107,150	iShares S&P U.S. Preferred Stock Index Fund	4,304,215
50,693	SPDR S&P Dividend ETF	3,208,360

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,130,450)	29,436,359

Principal Amount	CORPORATE BONDS - 19.14%	Value
	Aerospace Product and Parts Manufacturing - 0.53%
	Lockheed Martin Corp.
$356,000	4.25%, 11/15/2019	401,732
	Agencies, Brokerages, and Other Insurance Related Activities - 0.20%
	Aon PLC
142,000	3.50%, 9/30/2015	149,636
	Beverage Manufacturing - 0.20%
	Anheuser-Busch Cos. LLC
135,000	4.50%, 4/1/2018	152,613
	Building Equipment Contractors - 0.46%
	Omnicom Group, Inc.
320,000	4.45%, 8/15/2020	351,351
	Business Support Services - 0.95%
	Western Union Co.
650,000	5.93%, 10/1/2016	718,152
	Communications Equipment Manufacturing - 0.13%
	Harris Corp.
90,000	5.00%, 10/1/2015	98,725
	Computer and Peripheral Equipment Manufacturing - 0.54%
	Hewlett-Packard Co.
407,000	4.30%, 6/1/2021	408,014
	Depository Credit Intermediation - 1.76%
	Bank of America Corp.
440,000	5.00%, 5/13/2021	497,214
	Citigroup, Inc.
3,000	5.125%, 5/5/2014	3,141
580,000	6.125%, 11/21/2017	686,834
	Wells Fargo & Co.
136,000	5.00%, 11/15/2014	145,204
		1,332,393
	Electric Power Generation, Transmission and Distribution - 0.77%
	Exelon Generation Co. LLC
135,000	5.20%, 10/1/2019	153,222
	PSEG Power LLC
400,000	4.15%, 9/15/2021	430,855
		584,077
	Health and Personal Care Stores - 0.21%
	Express Scripts, Inc.
148,000	3.125%, 5/15/2016	156,313
	Household Appliance Manufacturing - 0.33%
	Whirlpool Corp.
220,000	6.50%, 6/15/2016	252,208
	Insurance Carriers - 1.73%
	American International Group, Inc.
580,000	5.85%, 1/16/2018	683,814
	Cigna Corp.
140,000	8.30%, 1/15/2033	183,935
	Wellpoint, Inc.
440,000	3.125%, 5/15/2022	441,457
		1,309,206
	Investigation and Security Services - 0.15%
	Tyco International Finance
105,000	3.375%, 10/15/2015	110,955
	Management of Companies and Enterprises - 0.95%
	JPMorgan Chase & Co.
688,000	2.60%, 1/15/2016	717,916
	Medical and Diagnostic Laboratories - 0.23%
	Laboratory Corporation of America Holdings
170,000	3.75%, 8/23/2022	174,095
	Medical Equipment and Supplies Manufacturing - 0.13%
	Zimmer Holdings, Inc.
90,000	4.625%, 11/30/2019	102,402
	Motion Picture and Video Industries - 1.13%
	Time Warner, Inc.
273,000	4.00%, 1/15/2022	294,471
	Viacom, Inc.
522,000	3.50%, 4/1/2017	562,938
		857,409
	Newspaper, Periodical, Book, and Directory Publishers - 0.27%
	Thomson Reuters Corp.
193,000	3.95%, 9/30/2021	206,565
	Non-Depository Credit Intermediation - 1.27%
	American Express Credit
650,000	2.80%, 9/19/2016	688,411
	General Electric Capital Corp.
15,000	5.55%, 10/15/2020	17,224
230,000	5.15%, 6/15/2023	254,959
		960,594

	Nonmetallic Mineral Mining and Quarrying - 0.78%
	Potash Corporation of Saskatchewan, Inc.
543,000	3.25%, 12/1/2017	588,975
	Office Supplies, Stationery, and Gift Stores - 0.90%
	Staples, Inc.
680,000	2.75%, 1/12/2018	684,332
	Pharmaceutical and Medicine Manufacturing - 1.43%
	Amgen, Inc.
656,000	2.125%, 5/15/2017	678,099
	Celgene Corp.
400,000	3.25%, 8/15/2022	404,123
		1,082,222
	Pipeline Transportation of Natural Gas - 0.23%
	Kinder Morgan Energy Partners
165,000	4.15%, 3/1/2022	176,987
	Securities and Commodity Contracts Intermediation and Brokerage - 1.46%
	Goldman Sachs Group, Inc.
660,000	3.625%, 2/7/2016	702,230
	Prudential Financial, Inc.
384,000	3.00%, 5/12/2016	406,245
		1,108,475
	Software Publishers - 1.32%
	BMC Software, Inc.
315,000	4.25%, 2/15/2022	317,961
	Symantec Corp.
660,000	2.75%, 6/15/2017	681,781
		999,742
	Traveler Accommodation - 0.42%
	Marriott International, Inc.
320,000	3.25%, 9/15/2022	317,071
	Wired Telecommunications Carriers - 0.66%
	AT&T, Inc.
336,000	4.45%, 5/15/2021	380,459
	BellSouth Telecommunications, Inc.
100,000	6.375%, 6/1/2028	119,735
		500,194

	TOTAL CORPORATE BONDS (Cost $14,356,561)	14,502,354

Contracts	PURCHASED OPTIONS - 0.00%	Value
	Put Options - 0.00%
200	Waddell & Reed Financial, Inc.
	Expiration: March 2013, Exercise Price: $35.00	3,000
	TOTAL PURCHASED OPTIONS (Cost $7,200)	3,000

Shares	SHORT-TERM INVESTMENTS - 27.38%	Value
20,748,629	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (c)	20,748,629
	Total Short-Term Investments (Cost $20,748,629)	20,748,629

	TOTAL INVESTMENTS IN SECURITIES (Cost $70,227,152) - 94.88%	71,901,227
	Other Assets in Excess of Liabilities - 5.12%	3,880,173
	NET ASSETS - 100.00%	$75,781,400

ETF-	Exchange-Traded Fund
(a)	U.S. traded equity security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day yield as of February 28, 2013.
(d)	A portion of this security is pledged as collateral for written options.

Schedule of Options Written
February 28, 2013 (Unaudited)

Contracts	CALL OPTIONS WRITTEN	Value
200	Waddell & Reed Financial, Inc.
	Expiration: March 2013, Exercise Price: $40.00	$30,000
	TOTAL CALL OPTIONS WRITTEN (Premiums received $9,800)	$30,000

WBI Absolute Return Dividend Growth Fund
Schedule of Investments
February 28, 2013 (Unaudited)

Shares	COMMON STOCKS - 50.47%	Value
	Chemical Manufacturing - 1.21%
4,536	CARBO Ceramics, Inc. (c)	$411,869
	Clothing and Clothing Accessories Stores - 2.72%
26,975	Foot Locker, Inc.	922,275
	Computer and Electronic Product Manufacturing - 7.75%
66,656	Cisco Systems, Inc.	1,389,778
18,910	QUALCOMM, Inc.	1,241,063
		2,630,841
	Credit Intermediation and Related Activities - 9.96%
54,194	Bank Of New York Mellon Corp.	1,470,825
32,625	JPMorgan Chase & Co. (c)	1,596,015
14,288	Webster Financial Corp.	314,622
		3,381,462
	Depository Credit Intermediation - 1.91%
6,357	M&T Bank Corp.	648,986
	Fabricated Metal Product Manufacturing - 0.89%
12,043	Kaydon Corp.	301,195
	Food and Beverage Stores - 5.34%
75,919	Safeway, Inc.	1,811,427
	Food Services and Drinking Places - 0.96%
6,756	Tim Hortons, Inc. (a)	326,788
	Machinery Manufacturing - 2.81%
23,587	Kennametal, Inc.	954,802
	Management of Companies and Enterprises - 0.97%
22,926	Associated Banc-Corp.	329,905
	Miscellaneous Manufacturing - 1.87%
7,044	Rockwell Automation, Inc.	636,355
	Petroleum and Coal Products Manufacturing - 8.41%
30,128	HollyFrontier Corp.	1,693,194
17,685	Royal Dutch Shell PLC - ADR	1,161,020
		2,854,214
	Publishing Industries (except Internet) - 3.87%
47,269	Microsoft Corp.	1,314,078
	Rail Transportation - 1.80%
4,468	Union Pacific Corp.	612,608

	TOTAL COMMON STOCKS (Cost $14,560,956)	17,136,805

	EXCHANGE-TRADED FUNDS - 4.97%
11,131	SPDR S&P 500 ETF Trust	1,686,681

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,591,060)	1,686,681

Contracts	PURCHASED OPTIONS - 0.00%	Value
	Put Options - 0.00%
45	CARBO Ceramics, Inc.
	Expiration: March 2013, Exercise Price: $70.00	225
150	JPMorgan Chase & Co.
	Expiration: March 2013, Exercise Price: $42.00	750
	TOTAL PURCHASED OPTIONS (Cost $11,145)	975

Shares	SHORT-TERM INVESTMENTS - 36.15%	Value
12,275,923	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (b)	12,275,923
	Total Short-Term Investments (Cost $12,275,923)	12,275,923

	TOTAL INVESTMENTS IN SECURITIES (Cost $28,439,084) - 91.59%	31,100,384
	Other Assets in Excess of Liabilities - 8.41%	2,854,750
	NET ASSETS - 100.00%	$33,955,134

ADR-	American Depositary Receipt
ETF-	Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day yield as of February 28, 2013.
(c)	A portion of this security is pledged as collateral for written options.

Schedule of Options Written
February 28, 2013 (Unaudited)

Contracts	CALL OPTIONS WRITTEN	Value
45	CARBO Ceramics, Inc.
	Expiration: March 2013, Exercise Price: $85.00	$35,550
150	JPMorgan Chase & Co.
	Expiration: March 2013, Exercise Price: $50.00	6,450
	TOTAL CALL OPTIONS WRITTEN (Premiums received $10,905)	$42,000

WBI Funds
Notes to the Schedule of Investments
February 28, 2013 (Unaudited)

Note 1 – Securities Valuation

The WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Equity securities including common stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 28, 2013:

WBI Absolute Return Balanced Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$2,215,926	$-	$-	$2,215,926
Manufacturing	1,289,874	-	-	1,289,874
Retail Trade	3,705,085	-	-	3,705,085
Total Common Stocks	7,210,885	-	-	7,210,885

Exchange-Traded Funds	29,436,359	-	-	29,436,359

Corporate Bonds
Accommodation and Food Services	-	317,071	-	317,071
Administrative Support, Waste Management	-	718,152	-	718,152
Finance and Insurance	-	5,578,219	-	5,578,219
Health Care and Social Assistance	-	174,095	-	174,095
Information	-	2,674,866	-	2,674,866
Manufacturing	-	2,497,916	-	2,497,916
Mining, Quarrying, and Oil and Gas Extraction	-	588,975	-	588,975
Professional, Scientific, and Technical Services	-	351,351	-	351,351
Retail Trade	-	840,645	-	840,645
Transportation and Warehousing	-	176,987	-	176,987
Utilities	-	584,077	-	584,077
Total Corporate Bonds	-	14,502,354	-	14,502,354

Purchased Options
Put Options	-	3,000	-	3,000
Total Purchased Options	-	3,000	-	3,000

Short-Term Investments	20,748,629	-	-	20,748,629

Total Investments in Securities	$57,395,873	$14,505,354	$-	$71,901,227

Liabilities:
Call Options Written	$-	$30,000	$-	$30,000
Total Liabilities	$-	$30,000	$-	$30,000

WBI Absolute Return Dividend Growth Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$326,788	$-	$-	$326,788
Finance and Insurance	4,030,448	-	-	4,030,448
Information	1,314,078	-	-	1,314,078
Management of Companies and Enterprises	329,905	-	-	329,905
Manufacturing	7,789,276	-	-	7,789,276
Retail Trade	2,733,703	-	-	2,733,703
Transportation and Warehousing	612,607	-	-	612,607
Total Common Stocks	17,136,805	-	-	17,136,805

Exchange-Traded Funds	1,686,681	-	-	1,686,681

Purchased Options
Put Options	-	975	-	975
Total Purchased Options	-	975	-	975

Short-Term Investments	12,275,923	-	-	12,275,923

Total Investments in Securities	$31,099,409	$975	$-	$31,100,384

Liabilities:
Call Options Written	$42,000	$-	$-	$42,000
Total Liabilities	$42,000	$-	$-	$42,000

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at February 28, 2013, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the quarter ended February 28, 2013.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Funds to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Funds may also purchase put options to provide protection against adverse price effects from changes in prices of securities. In addition, the Funds enter into written put options to hedge against changes in the value of purchased put options.

The Funds may purchase and write call and put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Funds have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Funds have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Funds will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Funds have a realized gain or loss.

Average Balance Information

The average monthly market values of purchased and written options during the period ended February 28, 2013 for the WBI Absolute Return Balanced Fund was $2,333 and $16,000, respectively.

Transactions in written options contracts for the period ended February 28, 2013, are as follows:

WBI Absolute Return Balanced Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options written	200	9,800
Outstanding at February 28, 2013	200	$9,800

Values of Derivative Instruments as of February 28, 2013 for the WBI Absolute Return Balanced Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$3,000	Options Written, at fair value	$30,000
	Total	$3,000	Total	$30,000

The average monthly market values of purchased and written options during the period ended February 28, 2013 for the WBI Absolute Return Dividend Growth Fund was $2,650 and $17,275, respectively.

Transactions in written options contracts for the period ended February 28, 2013, are as follows:

WBI Absolute Return Dividend Growth Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options written	195	10,905
Outstanding at February 28, 2013	195	$10,905

Values of Derivative Instruments as of February 28, 2013 for the WBI Absolute Return Dividend Growth Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$975	Options Written, at fair value	$42,000
	Total	$975	Total	$42,000

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

WBI Absolute Return Balanced Fund

Cost of investments	$70,227,152

Gross unrealized appreciation	$1,921,325
Gross unrealized depreciation	(247,250)
Net unrealized appreciation	$1,674,075

WBI Absolute Return Dividend Growth Fund

Cost of investments	$28,439,084

Gross unrealized appreciation	$2,720,362
Gross unrealized depreciation	(59,062)
Net unrealized appreciation	$2,661,300

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 4/17/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 4/17/13

By (Signature and Title)*/s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  4/17/13

* Print the name and title of each signing officer under his or her signature.